Trade receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade Receivables [Line Items]
Gross trade receivables, external	$ 126,205	$ 239,578
Trade receivables - related parties	61,026	79,225
Net trade receivables	187,231	318,803
Not overdue
Trade Receivables [Line Items]
Gross trade receivables, external	62,916	124,189
Trade receivables - related parties	52,313	65,522
Net trade receivables	115,229	189,711
1-30 days overdue
Trade Receivables [Line Items]
Gross trade receivables, external	49,670	93,371
Trade receivables - related parties	7,474	12,786
Net trade receivables	57,144	106,157
30-90 days overdue
Trade Receivables [Line Items]
Gross trade receivables, external	7,842	19,034
Trade receivables - related parties	1,204	519
Net trade receivables	9,046	19,553
>90 days overdue
Trade Receivables [Line Items]
Gross trade receivables, external	5,777	2,984
Trade receivables - related parties	35	398
Net trade receivables	$ 5,812	$ 3,382